                                             1933 Act Registration No. 002-74747
                                             1940 Act Registration No. 811-03313
================================================================================

      As filed with the Securities and Exchange Commission on July 18, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ x ]
                      Pre-Effective Amendment No. _____            [   ]
                      Post-Effective Amendment No. 53              [ x ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                             Amendment No. 53                      [ x ]



                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-7987
              (Registrant's Telephone Number, including Area Code)

                                 Eric T. Brandt
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H21C
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [   ]    immediately upon filing pursuant to paragraph (b) of Rule 485.
        [ x ]    on August 16, 2005, pursuant to paragraph (b) of Rule 485.
        [   ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
        [   ]    on (date) pursuant to paragraph (a)(1) of Rule 485.
        [   ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
        [   ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        [ x ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 53 is being filed pursuant to SEC Rule 485(b) for the sole reason of delaying the effectiveness of Post-Effective Amendment No. 52, filed on May 20, 2005.

================================================================================

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                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under 485(b) under the Securities Act has duly caused this Post-Effective Amendment to its Registration Statement Nos. 2-74747 and 811-3313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 18th day of July, 2005.

                                                  FIRST AMERICAN FUNDS, INC.

                                                  By:
                                                     /s/ Thomas S. Schreier, Jr.
                                                     ---------------------------
                                                     Thomas S. Schreier, Jr.
                                                     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                       SIGNATURE                                         TITLE                          DATE
                       ---------                                         -----                          ----

              /s/ Thomas S. Schreier, Jr.
---------------------------------------------------------              President                    July 18, 2005
                Thomas S. Schreier, Jr.


             /s/ Charles D. Gariboldi, Jr.                        Treasurer (principal              July 18, 2005
---------------------------------------------------------    financial/accounting officer)

               Charles D. Gariboldi, Jr.


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                 Benjamin R. Field, III


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                   Victoria J. Herget


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                    Roger A. Gibson


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                  Leonard W. Kedrowski


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                  Richard K. Riederer


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                   Joseph D. Strauss


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                  Virginia L. Stringer


                           *                                            Director                    July 18, 2005
---------------------------------------------------------
                     James M. Wade

* By: /s/ Kathleen L. Prudhomme
---------------------------------------------------------
          Attorney-in-Fact

July 18, 2005

* Pursuant to powers of attorney as previously filed with this registration statement.